Other assets (Tables)	12 Months Ended
Mar. 31, 2022
Other assets
Schedule of Other assets

	At March 31,
	2022	2021	2020
	€M	€M	€M
Prepayments*	473.2	228.5	176.4
Interest receivable	—	—	2.3
	473.2	228.5	178.7

*Included in prepayments are amounts due after 1 year of approximately €72m (2021: €49m; 2020: €nil). Prepayments include €128m (2021: €98m; 2020: €172m) pertaining to EU ETS carbon credits to be utilized within 1 year.